Adoption of ASU 2018-12 (Summary of Effect on Previously Reported Consolidated Statements of Stockholders Equity) (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 25,041				$ 25,934	$ 25,934	$ 25,041
Net income (loss)		$ 398	$ (2,292)	$ (171)	390	(1,675)	3,297	$ 591
Other comprehensive income (loss), net of tax						(15,963)	(3,593)	3,185
Balance		8,604				8,604	25,934	25,041
Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	4,822				3,074	3,074	4,822
Net income (loss)						(390)	1,188
Other comprehensive income (loss), net of tax						(2,346)	(1,116)
Balance		338				338	3,074	4,822
Retained Earnings [Member]
Balance	4,167				3,734	3,734	4,167	4,437
Capital contribution from Lincoln National Corporation								(1,820)	$ (201)
Net income (loss)						(1,675)	3,297	591
Dividends paid to Lincoln National Corporation						(645)	(1,910)	(660)
Balance		1,414				1,414	3,734	4,167	4,437
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	(1,820)				(632)	(632)	(1,820)
Net income (loss)						(390)	1,188
Balance		(1,022)				(1,022)	(632)	(1,820)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	9,021				10,250	10,250	9,021	5,836
Other comprehensive income (loss), net of tax						(15,963)	(3,593)	3,185
Balance		(5,713)				(5,713)	10,250	9,021	$ 5,836
Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	4,822				3,706	3,706	4,822
Other comprehensive income (loss), net of tax						(2,346)	(1,116)
Balance		1,360				1,360	3,706	4,822
As Previously Reported [Member]
Balance					22,380	22,380
Net income (loss)						(1,273)	1,629
Other comprehensive income (loss), net of tax						(13,617)	(2,477)
Balance		7,798				7,798	22,380
As Previously Reported [Member] | Retained Earnings [Member]
Balance	4,167				3,886	3,886	4,167
Net income (loss)						(1,273)	1,629
Dividends paid to Lincoln National Corporation						(645)	(1,910)
Balance		1,968				1,968	3,886	4,167
As Previously Reported [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance	9,021				6,544	6,544	9,021
Other comprehensive income (loss), net of tax						(13,617)	(2,477)
Balance		(7,073)				(7,073)	6,544	9,021
Restatement Impacts [Member]
Balance					480	480
Net income (loss)						(12)	480
Balance		468				468	480
Restatement Impacts [Member] | Retained Earnings [Member]
Balance					480	480
Net income (loss)						(12)	480
Balance		468				468	480
Accounting Standards Update 2018-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Capital contribution from Lincoln National Corporation	3,002
Balance	3,002
Accounting Standards Update 2018-12 [Member] | Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Capital contribution from Lincoln National Corporation	(1,820)
Balance	(1,820)
Accounting Standards Update 2018-12 [Member] | Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Capital contribution from Lincoln National Corporation	4,822
Balance	4,822
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member]
Balance					22,860	22,860
Net income (loss)						(1,285)	2,109
Other comprehensive income (loss), net of tax						(13,617)	(2,477)
Balance		8,266				8,266	22,860
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member] | Retained Earnings [Member]
Balance	4,167				4,366	4,366	4,167
Net income (loss)						(1,285)	2,109
Balance		2,436				2,436	4,366	4,167
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance	9,021				6,544	6,544	9,021
Other comprehensive income (loss), net of tax						(13,617)	(2,477)
Balance		(7,073)				(7,073)	6,544	9,021
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member]
Balance					3,074	3,074
Net income (loss)						(390)	1,188
Other comprehensive income (loss), net of tax						(2,346)	(1,116)
Balance		338				338	3,074
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member] | Retained Earnings [Member]
Balance					(632)	(632)
Net income (loss)						(390)	1,188
Balance		(1,022)				(1,022)	(632)
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member] | Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance					(1,820)	(1,820)
Balance							(1,820)
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Balance					$ 3,706	3,706
Other comprehensive income (loss), net of tax						(2,346)	(1,116)
Balance		$ 1,360				$ 1,360	3,706
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member] | Accumulated Other Comprehensive Income (Loss) [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Balance	$ 4,822						$ 4,822
Balance								$ 4,822